OPERATING LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Operating Leases
SCHEDULE OF OPERATING LEASE COST AND SUPPLEMENTAL CASH FLOW INFORMATION

In accordance with ASC 842, the components of lease expense were as follows:

	Six Months ended June 30,		Three Months ended June 30,
	2023	2022	2023	2022
Operating lease expense	$35,838	$35,838	$17,919	$17,919
Short term lease cost	$-	$-	$-	$-
Total lease expense	$35,838	$35,838	$17,919	$17,919

In accordance with ASC 842, other information related to leases was as follows:

Six Months ended June 30,	2023	2022
Operating cash flows from operating leases	$36,987	$35,910
Cash paid for amounts included in the measurement of lease liabilities	$36,987	$35,910

Weighted-average remaining lease term—operating leases	3.2 years	4.2 years
Weighted-average discount rate—operating leases	10%	10%

In accordance with ASC 842, the components of lease expense were as follows:

	Years ended December 31,
	2022	2021
Operating lease expense	$71,676	$41,811
Short term lease cost	$-	$-
Total lease expense	$71,676	$41,811

In accordance with ASC 842, other information related to leases was as follows:

Years ended December 31,	2022	2021
Operating cash flows from operating leases	$72,714	$17,866
Cash paid for amounts included in the measurement of lease liabilities	$72,714	$17,866

Weighted-average remaining lease term—operating leases	3.67 years	4.67 years
Weighted-average discount rate—operating leases	10%	10%

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

In accordance with ASC 842, maturities of operating lease liabilities as of June 30, 2023 were as follows:

Operating
Year ending:	Lease
2023 (remaining 6 months)	$37,908
2024	77,142
2025	79,456
2026	54,224
Total undiscounted cash flows	$248,730

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	3.2 years
Weighted-average discount rate	10%
Present values	$215,147

Lease liabilities—current	57,049
Lease liabilities—long-term	158,098
Lease liabilities—total	$215,147

Difference between undiscounted and discounted cash flows	$33,583

Operating lease cost was $17,919 and $35,838, and $17,919 and $35,838 for the three and six months ended June 30, 2023 and 2022, respectively.

In accordance with ASC 842, maturities of operating lease liabilities as of December 31, 2022 were as follows:

Operating
Year ending:	Lease
2023	$74,895
2024	77,142
2025	79,456
2026	54,225
Total undiscounted cash flows	$285,718

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	3.67 years
Weighted-average discount rate	10%
Present values	$240,625

Lease liabilities—current	53,200
Lease liabilities—long-term	187,425
Lease liabilities—total	$240,625

Difference between undiscounted and discounted cash flows	$45,093